Treasury Shares - Summary of Treasury Shares (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Number of shares	1,250,992	9,418,558	7,609,263
Acquisition cost	₩ 57,314	₩ 2,123,661